UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2009





























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.



SEMI-ANNUAL REPORT
JUNE 30, 2009



Stock Dividend Fund, Inc.
8150 N. central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX







Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended the first six months of 2009 with a Net Asset Value per share of $14.69, down from a Net Asset Value per share of $15.56 at the beginning of the year.

For the period December 31, 2008 through June 30, 2009 the Fund's total return was (5.59)% versus the S&P 500 of 3.19%.

As the equities markets and the Fund recovered in the second quarter and strongly from the March lows, the Fund underperformed the S&P 500 as it is conservatively positioned and did not benefit from any direct exposure to the Financial industry. The Fund still has no direct exposure to the Financial industry and we used the strength in the markets to exit what we view as weaker holdings (primarily those with higher debt levels or large underfunded pension or retirement liabilities)into those that we feel have strong dividend payouts and more stable cash flows if the economy continues to weaken.

Our top holdings and industry group exposures, as of June 30, 2009, are listed below.

Regardless of general market volatility in the short term, we are strongly encouraged with the valuation levels and prospects of our portfolio and hope to complete another year with excellent absolute and relative returns utilizing our value strategy.


Sincerely,



Steven Adams
Portfolio Manager


STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2009


Top Ten Holdings*
(% of Net Assets)

The Home Depot, Inc.                     6.64%
Pfizer Inc.                              6.21%
Conoco Phillips                          5.98%
Kraft Foods, Inc                         5.86%
Verizon Communications, Inc.             5.69%
Intel Corporation                        5.63%
Hershey Co.                              5.42%
Merck Co Inc                             5.24%
Altria Group Inc.                        5.13%
Olin CP                                  4.76%
                                        ------
                                        56.56%

Asset Allocation
(% of Net Assets)

Pharmaceutical Preparations                                     11.45%
Petroleum Refining                                              10.51%
Cigarettes                                                       8.80%
Lumber and Other Building Materials Dealers                      6.64%
Food Preparations                                                5.86%
Telephone Communications, Except Radiotelephone                  5.69%
Semi Conductors and Related Devices                              5.63%
Candy and Other Confectionery Products                           5.42%
Industrial Organic Chemicals                                     4.76%
Canned Fruits and Vegetables                                     4.56%
Industrial, Inorganic Chemicals                                  4.00%
Metal Mining Services                                            3.84%
Copper Ores                                                      3.83%
Plastic Materials, Synthetic Resins, Nonvulcanizable Elastomers  3.67%
Electric and other Electrical Equipment and Components           3.59%
Construction Machinery and Equipment                             3.53%
Chewing and Smoking Tobacco and Snuff                            2.52%
Other assets, less liabilities, net                              2.39%
Motorcycles, Bicycles and Parts                                  2.29%
Motor Vehicles and Passenger Car Bodies                          1.02%
                                                                 -----
                                                               100.00%


*Portfolio holdings are subject to change and are not recommendations of individual stocks







STOCK DIVIDEND FUND, INC.
EXPENSES
JUNE 30, 2009

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of December 31, 2008 to June 30, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value       Account Value      December 31, 2008
           December 31, 2008       June 30, 2009      to  June 30, 2009
           -----------------       -------------      -----------------

Actual              $  1,000          $   944               $   4.10

Hypothetical**      $  1,000          $ 1,025               $   4.27

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.


STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2009


ASSETS
   Investment securities, at
          fair value(cost $14,652,228)       $ 11,466,025
   Cash                                           242,815
   Dividends Earned		                     48,702
   Accrued Interest                                     5
                                              -----------
              Total assets                     11,757,547
                                              -----------

LABILITIES
   Advisory fees payable                            8,457
                                              -----------
              Total liabilities                     8,457
                                              -----------

NET ASSETS -
 (Equivalent to $14.69 per
  share based on 799,909 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 11,749,090

============

NET ASSETS CONSIST OF:
  Common stock				         $        800
  Paid-in capital                              18,597,517
  Net unrealized depreciation
   of investments                              (3,186,206)
  Undistributed net investment income             215,948
  Undistributed net realized gain on
   investments (inc 2008 carryover)            (3,878,969)
                                             ------------
Net assets                                   $ 11,749,090
                                             ============














See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2009

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 97.59%

Construction Machinery and Equipment-3.53%
   Caterpiller                              12541            414,355

Industrial, Inorganic Chemicals-4.00%
   Dow	                                29086            469,448

Plastic Materials, Synthetic Resins,
Nonvulcanizable Elastomers-3.67%
   Eastman Chemical                          2649            100,397
   PPG Industries                            7539            330,962
                                                             -------
                                                             431,359
Metal Mining Services-3.84%
   Freeport-McMoran Copper and Gold          9000            450,990

Electric and other Electrical Equipment
and Components-3.59%
   General Electric                         36000            421,920

Industrial Organic Chemicals-4.76%
   Olin						  47045            559,365

Motor Vehicles and Passenger Car Bodies-1.02%
   Paccar                                    3678            119,278

Copper Ores-3.83%
   Southern Copper Corp				  22000            449,680

Lumber and Other Building Materials
Dealers-6.64%
   Home Depot                               33000            779,790

Motorcycles, Bicycles and Parts-2.29%
   Harley Davidson                          16600            269,086













STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
June 30, 2009

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Cigarettes-8.80%
   Altria                                   36785            602,906
   Philip Morris Intl                        9885            431,184
                                                             -------
                                                           1,034,090
Candy and Other Confectionery Products-5.42%
   Hershey						  17700            637,200

Food Preparations-5.86%
   Kraft                                    27172            688,538

Chewing and Smoking Tobacco and Snuff-2.52%
      Universal Corp                         8956            296,533

Petroleum Refining-10.51%
   Chevron Corp				         8031            532,054
   ConocoPhillips                           16703            702,528
                                                            --------
                                                           1,234,582

Pharmaceutical Preparations-11.45%
   Pfizer                                   48606            729,090
   Merck                                    22000            615,120
                                                            --------
                                                           1,344,210

Semi Conductors and Related Devices-5.63%
   Intel Corp					  40000            662,000

Telephone Communications, Except
Radiotelephone-5.69%
   Verizon                                  21741            668,101

Canned Fruits and Vegetables-4.56%
   Heinz						  15000            535,500














STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
June 30, 2009



Total common stocks (cost $14,652,228)                    11,466,025
							                  --------
SHORT-TERM INVESTMENTS - 2.07%
   Schwab  Money Fund-Bears interest at approx 0.20%
                  	(cost $242,815)                      242,815
                                                            --------

   Total short-term investments (cost $242,815)              242,815
                                                            --------

Total investment securities - 99.66% (cost$14,895,043)    11,708,840

Other assets less liabilities - 0.34%                         40,250
                                                            --------

Net assets - 100.00%                                   $  11,749,090
                                                        ============
































See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2009



INVESTMENT INCOME:
   Dividends                                             $    264,854
   Interest                                                       235
   Accrued Interest                                                 5
                                                         ------------
          Total investment income                             265,094

EXPENSES -
   Advisory fees                                               47,827
   Misc fees,foreign tax paid                                   1,314
                                                             --------
                                                               49,141


          Net investment income                               215,953
                                                         ------------

GAINS ON INVESTMENTS -
   Net realized gain on investments                        (2,894,847)
   Net change in unrealized appreciation of securities      1,964,637
                                                         ------------
         Net realized and unrealized gain on investments     (930,210)
                                                         ------------

   Net increase in net assets resulting from operations  $   (714,257)

                                                          ============






















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2009   Dec. 31, 2008

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $   215,953    $    508,009
   Net realized gain on investments          (2,894,847)       (984,122)
   Net change in unrealized appreciation
   of securities  		                1,964,637      (5,921,040)
          				              -----------    ------------
      Net increase in net assets
      resulting from operations               (714,257)      (6,397,153)


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0        (508,009)
   Net realized  gains                                0               0
                                            -----------    ------------
         Total Distributions                          0        (508,009)

CAPITAL SHARE TRANSACTIONS-NET                   96,656       8,210,450
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                   (617,601)      1,305,288

NET ASSETS, beginning of period              12,366,689      11,061,401
                                            -----------    ------------

NET ASSETS, end of period                    11,749,090    $ 12,366,689
                                            ===========    ============





















See accompanying notes to these financial statements.
STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                       PERIOD   YEAR      YEAR      YEAR      YEAR      PERIOD
                        ENDED   ENDED     ENDED     ENDED     ENDED     ENDED
                      6/30/09   2008      2007      2006      2005      2004(a)
                        -----   ------    ------    ------    ------    -------
Net asset value,
  beginning of period  $15.56   $25.35    $24.87    $21.05    $20.19    $20.08
                       ------   ------    ------    ------    ------    -------
Income from investment
operations:
  Net investment income   0.26    0.67      1.49      0.56      0.48      0.03
  Net realized and
  unrealized gains
  (losses)on investments(1.13)   (9.79)    (0.21)     3.90      0.86      0.11
                          ----   ------    -----     -----     ------    ------
Total income(loss)from
  investment operations	(0.87)   (9.12)    1.28      4.46       1.34      0.14
                          ----   ------    ------    -----     ------    ------
Less distributions from:
  Net investment income   0.00   (0.67)   (0.79)    (0.58)     (0.37)    (0.03)
  Net realized gains      0.00    0.00    (0.01)    (0.06)     (0.11)    (0.00)
                          ----   ------   ------    ------     ------    ------
    Total distributions   0.00   (0.67)   (0.80)    (0.64)     (0.48)    (0.03)
                          ----   -----     -----     -----     ------    ------
Net asset value,
  end of period         $14.69   $15.56   $25.35    $24.87     $21.05    $20.19
                        ------   ------   ------    ------     ------    ------

Total Return            (5.59)% (35.96)%   5.14%     21.19%     6.65%   0.68%(d)

Net assets, end of
   period(in 1000's)  $11,749   $12,367   $11,061    $7,481     $2,654    $504

Ratio of expenses to
   average net
   assets(b)(c)          0.87%   0.83%    0.85%      0.86%      0.85%   1.25%(a)

Ratio of net investment
   income to average net
   assets (b)            3.95%   3.30%    2.88%      2.83%      2.60%   11.73%

Portfolio turnover
   rate (annualized)    37.86%  15.19%   28.19%      6.35%     32.85%    0.00%

(a) Represents the period from December 27, 2004 (date investment operations commenced) through December 31, 2004.
(b) Per share data has been annualized.
(c) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV). On 1/1/05, the expenses were reduced from 1.25% to 0.85% annually.
(d) Total return for 2004 (4 days) is not annualized.

See accompanying notes to these financial statements

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 06, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The Fund had no operations until June 11, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2004. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.



STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2009, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

New Accounting Pronouncements
The Fund complies with Financial Accounting Standards Board (FASB) Interpretation No.48 - Accounting for Uncertainty in Income Taxes. FASB Interpretation No.48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a ?more likely than not? standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. Financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $11,708,840          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $11,708,840          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.


CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:

                          Period from
                       December 31, 2008
                     through June 30, 2009
                       -------------------
                       Shares       Amount
Shares sold             4,894      $96,656
Shares issued in
  reinvestment of
  dividends	              0            0
                       ------     --------
Net increase 	      4,894       96,656

Beginning of period   795,015   18,501,654
                       ------     --------
End of period         799,909  $18,598,310
			    =======	  ==========

INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $2,222,152 and $2,107,376, respectively, for the period ended June 30, 2009.
The aggregate cost of investment securities, excluding money market instruments, for federal income tax purposes was $14,652,228 as of June 30, 2009.

3. DISTRIBUTION TO SHAREHOLDERS
There have been no distributions in 2009 as of June 30, 2009.





STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The management fee for the first six months of 2009, as computed pursuant to the investment advisory agreement, totaled $47,827.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent.

5.	Redemption Fee
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days. For the six months ended June 30, 2009, there were no redemption fees received by the Fund.


ADDITIONAL INFORMATION


PROXY VOTING INFORMATION
Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied atthe SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on February 11, 2009, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

























Board of Directors Information
Stock Dividend Fund, Inc.
June 30, 2009

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS


Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Small Cap
Age 51                             since 2000, Tech Co.   Value Fund, Inc.
                                   Manager prior


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Cain Waters,  Small Cap
Age 45                             Tolleson Wealth Mgmt   Value Fund, Inc.
                                   prior, Self Emp Tax
                                   Consultant prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Small Cap
M.D.                               Dallas Pathology       Value Fund, Inc.
Age 45


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Small Cap
Age 48              President      Asset Advisors         Value Fund, Inc.
                    Secretary
                    Treasurer





This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.





Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.







Item 12.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
   (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/28/09